Capital Management and Risk Policies - Summary of Breakdown of Minimum Capital Requirement (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of regulatory capital [abstract]
Credit Risk	$ 22,170,572	$ 17,263,077
Market Risk	969,226	1,126,159
Operational Risk	4,023,443	4,220,503
Minimum Capital Requirement	27,163,241	22,609,739
Paid-in	49,329,458	29,529,369
Excess	$ 22,166,217	$ 6,919,630